TAXATION	12 Months Ended
Dec. 31, 2019
TAXATION
TAXATION

8.TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands ("BVI")

Under the current laws of the BVI, the Company’s subsidiaries incorporated in the BVI is not subject to tax on income or capital gains. In addition, upon payments of dividends by the entity to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented.

China

In March 2007, a new enterprise income tax law (the "New EIT Law") in the PRC was enacted which became effective on January 1, 2008. The New EIT Law applies a unified 25% enterprise income tax ("EIT") rate to both foreign invested enterprises and domestic enterprises, unless a preferential EIT rate is otherwise stipulated. On April 14, 2008, relevant governmental regulatory authorities released further qualification criteria, application procedures and assessment processes for meeting the High and New Technology Enterprise ("HNTE") status under the New EIT Law which would entitle qualified and approved entities to a favorable EIT tax rate of 15%. In April 2009, the State Administration for Taxation ("SAT") issued Circular Guoshuihan [2009] No. 203 ("Circular 203") stipulating that entities which qualified for the HNTE status should apply with in-charge tax authorities to enjoy the reduced EIT rate of 15% provided under the New EIT Law starting from the year when the new HNTE certificate becomes effective. The HNTE certificate is effective for a period of three years and can be renewed for another three years. Subsequently, an entity needs to re-apply for the HNTE status in order to be able to enjoy the preferential tax rate of 15%.

Income tax returns of PRC subsidiaries and the VIE are filed on an individual entity basis. The Company has calculated its income tax provision using the separate return method in these combined and consolidated financial statements.

Beijing Zhong Zhi Shi Zheng, one of the Company’s PRC subsidiaries obtained the HNTE certificate in November 2015 and renewed it in September 2018, hence was entitled to the preferential income tax rate of 15% for the years between December 31, 2015 to December 31, 2020.

Xinjiang Zhong Zhi, one of the Company’s PRC subsidiaries was entitled to a tax holiday for five  years starting from 2017, because it was established in the Xinjiang Huoerguosi Economic and Technological Development Zone.

Xinjiang Zhong Zhi Shi Zheng, one of the Company's PRC subsidiaries was entitled to a tax holiday for five years starting from the year when it generates revenues, because it was established in the Xinjiang Huoerguosi Economic and Technological Development Zone. As of December 31, 2019, Xinjiang Zhong Zhi Shi Zheng has not generated any revenues.

Beijing Zhong Zhi Xun Bo, one of the Company’s PRC subsidiaries obtained the Software Enterprise status with effect from January 1, 2013. Accordingly, Beijing Zhong Zhi Xun Bo was entitled to two-year EIT exemption for the years ended December 31, 2013 and 2014 and a reduced EIT rate of 12.5% for the years ended December 31, 2015, 2016 and 2017. Beijing Zhong Zhi Xun Bo obtained the HNTE certificate in September 2018, hence was entitled to the preferential income tax rate of 15% in the years ended December 31, 2018, 2019 and 2020.

The PRC tax authorities have up to five years to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ tax years 2015 through 2019 remain open to examination by the respective taxing jurisdictions.

The components of income before income taxes are as follows:

	For the Year Ended December 31,
	2017	2018	2019
PRC	148,443	194,154	291,928
HK	590	1,314	(427)
Cayman Islands	—	—	(1,354)
BVI	(10)	—	41
Total income before income taxes	149,023	195,468	290,188

The Company’s income tax expense recognized in the combined and consolidated statements of comprehensive income consists of the following:

	For the Year Ended December 31,
	2017	2018	2019

Current income tax expense - PRC	20,870	29,719	44,737
Current income tax expense - HK	—	329	—
Total income tax expense	20,870	30,048	44,737

The actual income tax expense reported in the combined and consolidated statements of comprehensive income for each of the years ended December 31, 2017, 2018 and 2019 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	For the Year Ended
	December 31,
	2017	2018	2019
PRC statutory income tax rate	25%	25%	25%
Increase (decrease) in effective income tax rate resulting from:
Research and development bonus deduction	(2.9)%	(1.7)%	(3.3)%
Non-deductible selling, general and administrative expenses	1.9%	1.6%	1.4%
Effect of preferential tax rates	(9.9)%	(9.5)%	(9.1)%
Change in valuation allowance	—	—	0.1%
Non-taxable income	(0.1)%	—	—
Interest and penalties on unrecognized tax benefits	—	—	1.3%
Actual income tax rate	14.0%	15.4%	15.4%

The principal components of deferred income tax assets are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	78	273
Long-term lease liabilities	—	5,652
Less: Valuation allowance	(78)	(273)

Total deferred income tax assets, net	—	5,652

Deferred income tax liabilities
Right of use assets	—	5,652

Total deferred income tax liabilities	—	5,652

Net deferred income tax assets	—	—
Net deferred income tax liabilities	—	—

The movements of the valuation allowance are as follows:

	For the Year Ended December 31,
	2017	2018	2019
Balance as of the beginning of the year	—	(24)	(78)
Additions of valuation allowance	(24)	(54)	(195)
Balance as of the end of the year	(24)	(78)	(273)

The valuation allowance as of December 31, 2018 and 2019 were primarily provided for the deferred income tax assets of certain Company’s PRC subsidiaries and the VIE, which were at cumulative loss positions. In assessing the realization of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment. As of December 31, 2019, the Company had net operating loss from certain of its PRC subsidiaries and the VIE of RMB1,126, which can be carried forward to offset future taxable profit. The net operating loss of RMB2,  RMB95,  RMB215 and RMB814 will expire by 2022, 2023, 2024 and 2025, if unused.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits, exclusive of related interest and penalties, for the years ended December 31, 2017, 2018 and 2019 is as follows:

	For the Year Ended
	December 31,
	2017	2018	2019
Balance as of the beginning of the year	—	—	15,496
Increase relating to prior year tax positions	—	—	6,051
Increase related to current year tax positions	—	15,484	13,157
Foreign currency translation adjustment	—	12	6
Balance as of the end of the year	—	15,496	34,710

As of December 31, 2018 and 2019, the Company had recorded RMB15,496 and RMB34,710 as an accrual for unrecognized tax benefits, and nil and RMB3,673 as related interest and penalties, respectively, which are included in other non-current liabilities. The unrecognized tax benefits represent the estimated tax expenses the Company would be required to pay, should the deductible expenses for tax purpose recognized in accordance with tax laws and regulations. The unrecognized tax benefits would impact the effective tax rate if recognized. The Company is currently unable to provide an estimate of a range of total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months.

For the years ended December 31, 2017, 2018 and 2019, the Company recognized nil,  nil and RMB3,673 in income tax expenses for interest and penalties related to unrecognized tax benefits, respectively.